SHORT-TERM BORROWINGS - Due to third party (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Total short-term borrowings due to third party	¥ 530,000	¥ 260,000	$ 40,871
Interest 15 annual interest due on September 23, 2021
Short-term Debt [Line Items]
Total short-term borrowings due to third party	¥ 230,000
Debt Instrument, Interest Rate During Period	15.00%
Interest-free, due on May 12, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third party	¥ 200,000
Interest-free, due on June 21, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third party	100,000
Interest-free due On September 19, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third party	¥ 0	¥ 260,000	$ 40,871